Finance Leases (Details 3) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
2025 (except for the nine months ended September 30, 2025)		$ 298,249
2026		296,033
2027		292,926
2028		1,988,409
Thereafter
Total lease payment		2,875,617
Less imputed interest		(230,523)
Total		2,645,094	$ 2,858,838
Twin Vee Powercarsco [Member]
2025 (except for the nine months ended September 30, 2025)	$ 5,934
2026	21,519
2027	18,417
2028	4,657
Thereafter
Total lease payment	50,527
Less imputed interest	(3,668)
Total	$ 46,859	$ 2,645,094